Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 90-1026709 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Waterstone Financial, Inc. Common Stock	$605,614	$605,614	$-	$-
Collective Trust Funds	4,270,036	-	4,270,036	-
Mutual Funds	13,570,910	13,570,910	-	-
Total Investments	$18,446,560	$14,176,524	$4,270,036	$-

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Waterstone Financial, Inc. Common Stock	$485,329	$485,329	$-	$-
Collective Trust Funds	1,408,132	-	1,408,132	-
Mutual Funds	13,701,094	13,701,094	-	-
Total Investments	$15,594,555	$14,186,423	$1,408,132	$-